June 30, 2005



Volumetric Fund, Inc.                                       2
A No-Load Mutual Fund




----------------------
Second Quarter
Report 2005








                      (Logo)
               Volumetric Fund, Inc.
















To our shareholders:

    Volumetric Fund's net asset value edged up 0.2% in the second quarter, despite higher interest rates and sharply increased oil prices. The US stock market struggled in 2005's first half. Our NAV closed at $18.31 on June 30, 2005, down 3.3% year to date. As the table below indicates, all the four major market indexes closed down in the first half. However, with the exception of the Dow-Jones, they were all showing a slight improvement during the second quarter.

    The Volumetric Index closed at $167,141 on June 30. It is only 3.4% away from its all time record high of $172,961, reached six months ago on December 30, 2004. As you know, this index measures the value of a $10,000 hypothetical investment in Volumetric on January 1, 1979.

     We continue to be pleased with our 'Volume and Range' system. It was introduced nearly five years ago on September 1, 2000. As the table below indicates, we have significantly out-performed the stock market since that day. Since then, we are up 24.6%. However, the market indexes, with the exception of NYSE Composite Index, are still down substantially.

                     Second           First 	     Since
                     Quarter          Half          9/1/2000*

Volumetric Fund      + 0.2%           - 3.3%           +24.6%
Dow-Jones Ind.       - 2.2            - 4.7            - 8.6
NYSE Index           + 0.7            - 0.5            + 0.9
S&P 500              + 0.9            - 1.7            -21.7
NASDAQ               + 2.9            - 5.5            -51.4

  *Introduction of 'Volume and Range' system

PORTFOLIO REVIEW

    Currently, we have a diversified group of 83 stocks in our portfolio. Our average stock is up 14.1%. We reduced our cash position from 12.3% to 8.9% since March 31.

    Using our stock selection technique based on our 'Volume and Range' system, we purchased a diversified group of 37 stocks since March 31st. They include some well known large cap stocks and also a great variety of mid and small cap stocks as follows: AG Edwards, Albertson's, Alcoa, Allergan, American Express, Analog Devices, Cisco Systems, Coca Cola, Computer Sciences, Cooper Tire, Dana Corp., Federated Investors, First Data, Fisher Scientific, Intel, Landry Restaurants, Lowe's Companies, Lubrizol, Marshall & Isley, Nike, Northern Trust, Northrop Grumman, Old Dominion Freight Lines, Paxar, Polaris, Procter & Gamble, Royal Caribbean Lines, Siebel Systems, Snap-on Tools, Staples, Tektronix, Time-Warner, Torchmark, Tribune, Weyerhaeuser and Yahoo.

    The following 32 stocks were sold since April 1: Agilent, Albemarle, Archer-Daniels-Midland, Arkansas Best, Barr Pharmaceuticals, Carnival Corp., Cintas, Cox Radio, CSX, Dow Chemical, Eastman Kodak, EGL, Inc., Electronic Data Systems, Fairchild Semiconductor, Hasbro, Ingersoll Rand, LAM Research, Leggett & Platt, McCormick, McDonalds, Mellon Financial, Mylan Laboratories, Norfolk Southern, North Fork Bancorp, Novellus Systems, Reebok, Smuckers JM, St Paul Travelers, Texas Instruments, Varian, Veritas Software and York International. Among these stocks our four top winners were: McDonalds with a 129% realized gain, followed by Carnival Corp. with a 99% gain, Norfolk Southern with a 68% gain and McCormick with a 48% gain.

    Our five largest common stock holdings, expressed as a percentage of total net assets, are shown in the following table:

                 TOP FIVE COMMON STOCK HOLDINGS
                 ------------------------------
                       (as of 6/30/2005)

			           % of Total      % Gain
Verisign                              1.51%        60.8%
Health Net, Inc.                      1.50         48.0
First American Corp.                  1.49         54.3
Shopko                                1.49         58.2
Oakley                                1.45         39.9

	Some of our other large gainers are: Harrah's Entertainment, up 76%, Sherwin-Williams, up 60%, Anixter International, up 53% and National Semiconductor, up 49%. In June, our Caesar's Entertainment stock was taken over in a cash and stock tender offer by Harrah's. Our worst performing stock currently is Cott Beverage. It is down 13%.

ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 15, 2005. All nine nominated directors were elected for their respective terms and the accounting firm of BKD, LLP, was approved as the independent auditor of the Fund for 2005.


UPDATE AND OUTLOOK

	Volumetric and the stock market opened higher in July. As of July 11, our NAV moved up to $18.79 or 2.6% since June 30. We have noticed definite improvements for the market in the last few weeks. We expect stocks to show continued improvements in the second half, barring another spike in oil prices or a sharp increase in interest rates.

	Regarding Volumetric, we are confident in our 'Volume and Range' system. If you recall, in our first quarter report we noted an optimistic historical fact about Volumetric. Whenever, our NAV or the Volumetric Index was down more than 5% from their record highs, they generally gained at least 10% in the next 12 months. Based on this and other considerations, we believe that a double digit gain for the Fund in 2005 is achievable.

July 12, 2005

       Sincerely,


/s/Gabriel J. Gibs        /s/Irene J. Zawitkowski

Gabriel J. Gibs		  Irene J. Zawitkowski
Chairman and CEO          President



                        FINANCIAL HIGHLIGHTS
         (For a share outstanding throughout the period.)
                (Six months ended June 30, 2005)
                           (Unaudited)
Per share data
Net asset value, December 31, 2004                       $ 21.28
Income from investment operations:
  Investment income - Net                                  (0.06)
  Net loss on investments		                   (0.56)
                                                         --------
 Total from investment operations                          (0.62)
                                                         --------
Less Distributions from:
  Net investment income	                                   (0.15)
  Realized gains					   (2.20)
                                                         --------
Total distributions					   (2.35)
                                                         --------
  Net asset value, June 30, 2005		       $   18.31
                                                         --------
Total return                                               (3.32)%
                                                         =========

Ratios and supplemental data:
Net assets, end of period (in thousands)                 $ 22,872
Ratio of expenses to average net assets	                    1.92%*
Ratio of net inv. income to average net assets             (0.61)*
Portfolio turnover rate				             96%
	*Annualized




                      VOLUMETRIC FUND, INC.
                     STATEMENT OF OPERATION
                For Six Months Ended, June 30, 2005
                          (Unaudited)

INVESTMENT INCOME
  Dividends                                              $112,227
  Interest                                                 33,892
                                                         --------
         TOTAL INVESTMENT INCOME                          146,119
                                                         --------
EXPENSES
    Management Fee                                        217,556
                                                         --------
INVESTMENT LOSS                                           (71,437)
                                                         --------
REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS
    Net realized gain on investments                    1,475,221
    Unrealized appreciation of investments
       Beginning of year                              $ 4,456,360
       End of period                                    2,300,518
     Decrease in unrealized appreciation               (2,155,842)
                                                      ------------
NET LOSS ON INVESTMENTS                                  (680,621)
                                                         --------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                         $   (752,058)
                                                       ===========



                    VOLUMETRIC FUND, INC.
              STATEMENT OF CHANGES IN NET ASSETS
              For Six Months Ended, June 30, 2005
                       (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Net investment loss                                    (71,437)
   Net realized gain on investments                     1,475,221
   Decrease in unrealized appreciation                 (2,155,842)
                                                       -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                             (752,058)
                                                         ---------
DISTRIBUTIONS TO SHAREHOLDERS
   From 2004 net realized gain on
   Investments and ordinary income	               (2,561,087)
                                                         ---------
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                       810,757
   Shares reinvested                                    2,537,298
   Shares redeemed                                       (355,581)
                                                         ---------
NET INCREASE FROM CAPITAL
    SHARE TRANSACTIONS                                  2,992,474
                                                        ----------
NET DECREASE IN NET ASSETS                               (320,671)
NET ASSETS
  Beginning of year                                    23,192,798
                                                       -----------
  End of period                                       $22,872,127
                                                      ============





	   VOLUMETRIC FUND, INC.
	 STATEMENT OF NET ASSETS
 	      June 30, 2005
	       (Unaudited)

COMMON STOCKS: 91.1%
		                          MARKET
SHARES	COMPANY	                          VALUE
	Aerospace/Defense: 3.1%
 4,000 	Lockheed Martin	                $259,480
 4,200 	Northrop Grumman	         232,050
21,500 	Orbital Sciences*                212,850
                                      ----------
                 	                 704,380

	Air Transport: 1.2%
 9,300 	Alaska Air Group*	         276,675
                                      ----------
	Apparel: 2.2%
13,000 	Paxar                   	 230,750
19,600 	Tommy Hilfiger*	                 269,696
                                      ----------
		                         500,446
                                      ----------
	Appliances: 1.0%
 3,400 	Whirlpool	                 238,374
                                      ----------
	Auto/Auto Parts: 3.3%
12,500 	Cooper Tire & Rubber	         232,125
18,500 	Dana Corp.	                 277,685
 5,900 	Genuine Parts                    242,431
                                      ----------
		                         752,241
                                      ----------
	Banking: 4.1%
 5,400 	Marshall & Isley	         240,030
 5,300 	Northern Trust	                 241,627
 3,773 	TD Banknorth	                 112,435
 1,810 	Toronto Dominion Bank	          80,756
 3,500 	Zion Bancorp	                 257,355
                                      ----------
		                         932,203
                                      ----------
	Business/Consumer Services: 1.0%
17,500 	The ServiceMaster Company        234,500
                                      ----------
	Chemicals: 4.7%
 8,700 	Great Lakes Chemicals	         273,789
 6,000 	Lubrizol	                 252,080
 5,500 	Rohm & Haas                      254,870
 6,300 	Sherwin-Williams	         296,667
                                      ----------
		                       1,077,406
                                      ----------
	Computers, Hardware: 1.0%
12,000 	Cisco Systems	                 228,960
                                      ----------

        Computers, Software: 3.6%
 5,000 	Computer Science*  	         218,500
25,000 	Compuware*	                 179,750
25,000 	LSI Logic*	                 212,250
25,000 	Siebel Systems	                 222,500
                                      ----------
		                         833,000
                                      ----------
	Consumer Products: 1.0%
 4,200 	Procter & Gamble	         221,550
                                      ----------
	Drugs: 3.2%
 9,000 	Bristol-Myers	                 224,820
 4,400 	Genzyme*	                 264,396
 8,400 	Pfizer	                         231,672
                                      ----------
		                         720,888
                                      ----------
	Electrical/Electronics: 5.9%
 6,300 	Analog Devices	                 235,053
 7,800 	Anixter	                         289,926
10,000 	Intel	                         260,200
15,000 	National Semiconductor	         330,450
 8,300 	Thermo Electron*	         223,021
                                      ----------
		                       1,338,650
                                      ----------
	Engineering, Construction: 1.3%
 5,200 	Jacobs Engineering*	         292,552
                                      ----------
	Financial Services: 6.8%
 5,700 	AG Edwards	                 257,355
 4,300 	American Express	         228,889
 8,000 	Federated Investors	         240,080
 8,500 	First American Corporation       341,190
 5,800 	First Data	                 232,812
 4,500 	H&R Block	                 262,575
                                      ----------
		                       1,562,901
                                      ----------
	Foods/Beverage: 1.7%
 5,200 	Coca Cola	                 217,100
 7,900 	Cott Corp.	                 172,457
                                      ----------
	                                 389,557
                                      ----------
	Forest Products: 1.0%
 3,600 	Weyerhaeuser	                 229,140
                                      ----------
	Gold: 0.8%
 4,900 	Newmont Mining	                 191,247
                                      ----------
	Indexes: 1.0%
 2,000 	S&P 500 Index Trust	         238,360
                                      ----------



 		                          MARKET
SHARES	COMPANY	                          VALUE
	Insurance: 2.0%
 4,600 	Jefferson-Pilot	                $231,932
 4,500 	Torchmark	                 234,900
                                      ----------
		                         466,832
                                      ----------
	Internet Services: 2.5%
12,000 	Verisign*	                 345,120
 6,600 	Yahoo	                         228,690
                                      ----------
		                         573,810
                                      ----------
	 Leisure/Entertainment: 2.1%
  7,100  Harrah's Entertainment	         238,984
  5,200  Royal Caribbean Lines	         251,472
                                      ----------
		                         490,456
                                      ----------
	 Machinery: 5.5%
  8,800  Crane	                         231,440
  9,000  Pall Corp.	                 273,240
  4,300  Polaris	                 232,200
  7,000  Snap-on Tools	                 240,100
  12,800 Wabtech	                 275,005
                                      ----------
		                       1,251,985
                                      ----------
	 Medical/Healthcare: 5.2%
  3,200  Allergan 	                 272,768
 10,000  Health Management Associates	 261,800
  9,000  Health Net Inc.*	         343,440
  7,600  Omnicare	                 322,468
                                      ----------
		                       1,200,476
                                      ----------
	 Metals: 2.1%
  8,600  Alcoa 	                         224,718
  6,700  Inco	                         252,925
                                      ----------
	 	                         477,643
                                      ----------
	Misc./Diversified: 4.7%
 6,300 	Honeywell	                 230,769
 3,000 	ITT Industries	                 292,890
19,500  Oakley	                         332,085
16,200  Steelcase	                 224,370
                                      ----------
		                       1,080,114
                                      ----------
	Oil/Oil Services: 1.2%
 3,600 	Schlumberger	                 273,384
	Precision Instruments: 2.1%
 3,700 	Fisher Scientific*	         240,130
10,000 	Tektronix                        232,700
                                      ----------
		                         472,830
                                      ----------
	Publishing: 3.4%
18,156 	News Corp.                       306,110
 6,600 	Tribune	                         232,188
13,800 	Time Warner                      230,598
                                      ----------
	                                 768,896
                                      ----------
	Restaurants: 1.1%
 8,500 	Landry Restaurants               255,765
                                      ----------
	Retail: 8.0%
11,200 	Albertson's	                 231,616
 9,400 	Ann Taylor	                 228,232
10,000 	Dillard's Inc.	                 234,200
 4,100 	Lowes Companies	                 238,702
14,100 	Office Depot	                 322,044
14,000 	Shopko Stores*	                 340,340
11,200 	Staples	                         238,448
                                      ----------
	                               1,833,582
                                      ----------
	Shoes: 1.1%
 2,900 	Nike Inc.                        251,140
                                      ----------
	Trucking: 0.9%
 7,600 	Old Dominion Freight Lines       203,908
                                      ----------
	Utilities: 1.2%
 9,500 	Energy East	                 275,310
                                      ----------
TOTAL COMMON STOCKS:
(COST	 $18,538,563) 	              20,839,081
                                      ==========
CASH EQUIVALENTS & RECEIVABLES
  	LESS LIABILITIES: 8.9%
   Cash		                          75,579
   JP Morgan Prime Money Market Fund   2,215,211
   Receivable from brokers for stocks
     sold		                 422,605
   Dividends and interest receivable	  31,024
                                      ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES    2,744,419
                                      ----------
TOTAL ASSETS		              23,583,500
Less Liabilities: Payable to brokers    (711,373)
                                      ----------
NET ASSETS: 100.0%		     $22,872,127
                                     ===========
VOLUMETRIC SHARES OUTSTANDING	       1,248,948
                                      ----------
NET ASSET VALUE PER SHARE  	          $18.31
                                      ----------

     *  Non-income producing security






Volumetric Fund, Inc.

87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com


Investment Adviser and
----------------------
Transfer Agent
--------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------

J.P. Morgan Chase
New York, New York

Auditors
--------

BKD, LLP
Houston, Texas

Board of Directors
------------------

William P. Behrens
Louis Bollag
Jeffrey J. Castaldo
Gabriel J. Gibs, Chairman
Josef Haeupl
Stephen Samitt
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
--------

Gabriel J. Gibs
    Chairman, CEO, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President